INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

	Year Ended October 31, 2024	Year Ended October 31, 2023
Current:
Federal	$-	$-
State	-	-
Current Income Tax Expense (Benefit)	$-	$-
Deferred:
Federal	$(207,000)	$(385,000)
State	(10,000)	(349,000)
Deferred Income Tax Expense (Benefit)	(217,000)	(734,000)
Change in Valuation Allowance	217,000	734,000
Income tax provision	$-	$-

Schedule of effective income tax rate

	October 31, 2024	October 31, 2023
Tax at federal statutory rate	$(989,000)	$(1,467,000)
State taxes, net of federal benefit	(61,000)	(349,000)
Permanent differences	2,000	-
Stock-based compensation	1,002,000	834,000
Other	(171,000)	248,000
Total income tax expense (benefit)	(217,000)	(734,000)
Change in valuation allowance	217,000	734,000
Income tax provision	$-	$-

Schedule of deferred tax assets and liabilities

	October 31, 2024	October 31, 2023
Deferred Tax Assets:
Stock based compensation	$2,644,000	$1,637,000
Net operating loss carryforward-Federal	3,657,000	3,611,000
Net operating loss carryforward-State	542,000	618,000
Other	-	-
Total deferred tax assets:	6,843,000	5,866,000
Deferred Tax Liabilities:
Property and equipment	310,000	310,000
Total deferred tax liabilities:	310,000	310,000

Valuation Allowance	(6,533,000)	(5,556,000)
Net deferred tax assets	$-	$-